Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Statements Line Items
Sales	$ 28,257
Cost of sales	11,891
Gross Profit	16,366
OPERATING EXPENSES
Accounting and audit fees	80,415	$ 66,463	$ 19,920
Business development	739,615	11,326
Consulting fees	125,685	187,015	14,742
Depreciation	1,717
General office expenses	68,602	46,466	2,979
Impairment of intangible assets	1,315,678
Impairment of goodwill	256,874
Insurance	5,416	9,500
Legal fees	103,535	166,124	43,691
Management fees	125,390	71,842	13,500
Rent	77,186	30,000	2,500
Development Cost	399,720
Stock-based compensation	692,091
Transfer agent and filing fees	111,709	71,076	19,027
Wages, salaries and benefits	513,729	21,843
Total expenses	4,617,362	681,655	116,359
OTHER INCOME (EXPENSES)
Loss on disposition of exploration and evaluation assets		(156,012)
Acquisition costs		(159,563)
Write-off of inventories	(22,800)
Interest income	14,226	8,630	370
Interest expense	(394)	(1,184)
Foreign exchange loss	(2,322)	(8,441)
Net Loss Before Income Tax	(4,612,286)	(998,225)	(115,989)
Deferred tax recovery	245,479	11,324
Net Loss	(4,366,807)	(986,901)	(115,989)
OTHER COMPREHENSIVE INCOME (LOSS)
Item subsequently to be reclassified as profit and loss Foreign currency translation	46,244
Total Comprehensive Loss	$ (4,320,563)	$ (986,901)	$ (115,989)
Loss per Share, Basic and Diluted	$ (0.14)	$ (0.04)	$ (0.01)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	32,157,904	23,874,477	13,150,484